PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2015
	US$	US$
Furniture	934,033	1,618,584
Office equipment	23,583,820	32,552,762
Leasehold improvements	5,525,229	8,181,251
Total property and equipment	30,043,082	42,352,597
Less: accumulated depreciation	(16,669,132)	(22,661,818)
Property and equipment, net	13,373,950	19,690,779

Schedule of Depreciation Expense
	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Cost of revenues	4,001,726	6,200,645	7,797,649
Selling and marketing expenses	278,094	366,819	432,695
General and administrative expenses	347,904	431,246	486,820
Research and development expenses	26,190	79,398	112,821
Total	4,653,914	7,078,108	8,829,985